Incorporated herein by reference is a supplement to the prospectus of MFS Global Total Return Fund, a series of MFS Series Trust VI (File No. 333-34502), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 26, 2016 (SEC Accession No. 0000912938-16-000941).